Derivative financial instruments	6 Months Ended
Jun. 30, 2025
Derivative financial instruments
Derivative financial instruments

11. Derivative financial instruments:

On May 7, 2020, the Partnership entered into a floating to fixed interest rate swap transaction with a leading international bank, for the purpose of managing its exposure to LIBOR variability that the Partnership had under the $675 Million Credit Facility. The swap transaction, which was effective from June 29, 2020, provided for a fixed 3-month LIBOR rate of 0.41% based on notional values that reflect the amortization schedule of 100% of the Partnership’s debt outstanding under its $675 Million Credit Facility, until the $675 Million Credit Facility matures in September 2024. The swap agreement did not meet hedge accounting criteria and, therefore, changes in its fair value are reflected in earnings. On June 21, 2023 the Partnership signed an agreement with its counterparty for the replacement of the abovementioned fixed 3-month LIBOR rate with the fixed 3-month SOFR rate due to the discontinuation of the LIBOR. The swap agreement expired in September 2024.

For the six month period ended as of June 30 2024, the Partnership recognized a net gain on derivative financial instruments of $1.7 million, which is included in Gain on derivative financial instruments, net in the accompanying unaudited interim condensed consolidated statements of comprehensive income as presented in the table below.

The realized gain on non-hedging interest rate swaps included in “Gain on derivative financial instruments, net” amounted to $12.2 million, for the six-month periods ended June 30, 2024.

Tabular Disclosure of Derivatives Location

The following tables present information with respect to gains on derivative positions reflected in the unaudited interim condensed consolidated Statement of Comprehensive Income.

Derivatives Instruments not designated as Hedging Instruments – Net effect on the Condensed Consolidated Statements of Comprehensive Income

		Six months ended June 30,
	Net Realized and Unrealized Gain Recognized on Statement of Comprehensive Income Location	2025	2024
Interest rate swap	Gain on derivative instruments, net	—	1,668
Total		$—	$1,668